MINERAL PROPERTIES, PLANT AND EQUIPMENT - Additional Information (Details) - Mining property [member] - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Short-term lease payment related to mining services					$ 11,929
Guanajuato Mine Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life			5 years 3 months 18 days	7 years 9 months 18 days
Change in depreciation expense due to change in estimates						$ (230)
Topia Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years 3 months 18 days